ACCOUNTING POLICIES, CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS (Details Textual 2) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2015 USD ($) Segment	Jan. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2014 USD ($)
Disclosure Of Accounting Policy [Line Items]
Cash and cash equivalents	$ 134,207	$ 168,258		$ 75,971	$ 38,056
Net debt	620,000
Undrawn debt	$ 271,000	75,000		190,000
Net interest-bearing debt loan-to-value ratio	55.80%
Raised equity	$ 791,050	$ 975,976		$ 780,578	$ 469,514
Number of business segments | Segment		2
Number of geographical segment | Segment	1
Demurrage revenue claim percentage	95.00%
Average period of receiving demurrage payment	100 days
Major ordinary share transactions
Disclosure Of Accounting Policy [Line Items]
Raised equity			$ 100,000